[Ameritas Life Insurance Corp. Logo]



August 27, 2012

                                                                       Via EDGAR

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


Re:     Ameritas Life Insurance Corp. ("Ameritas Life")
        Ameritas Life Insurance Corp. Separate Account LLVA, 1940 Act No. 811-07661
        Ameritas No-Load VA 6150, 1933 Act Registration No. 333-182091 Pre-Effective Amendment No. 1 on Form N-4

        Acceleration Request Pursuant to Rule 17 CFR 230.461 to August 27, 2012

Dear Ms. Roberts:

The Registrant, Ameritas Life Insurance Corp. Separate Account LLVA and the Principal Underwriter, Ameritas Investment Corp., hereby request that the effective date of the above captioned Pre-Effective Amendment No. 1 to the Registration Statement be accelerated to August 27, 2012.

In support of this request, we state:

(i) The initial Form N-4 filing for Registration Statement No. 333-182091 was submitted via EDGAR and by overnight mail to the Division of Investment Management on June 13, 2012. We received a letter dated July 20, 2012, stating that the Commission staff had given the registration statement a full review and setting forth staff comments.

(ii) In addition to the initial Registration Statement, discussed at (i) above, prior to this filing we provided Correspondence with our responses to staff comments on the initial Registration Statement, which was submitted by EDGAR and overnight mail on August 2, 2012. The staff reviewed the Correspondence and stated by telephone on August 15, 2012, that there were no additional comments. However, on August 22, 2012, the staff provided an additional comment as a result of SEC examination of other registrants' filings. We provided our response to the additional staff comment on August 23, 2012.

(iii)The Commission's comments have been followed in preparation of this Pre-Effective Amendment No 1.

(iv) Securities reflecting changes described above will not be distributed until they are declared effective.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account's disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

o Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

o The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration and assistance. If you have any questions regarding this acceleration request or the Pre-Effective Amendment, please contact Ann Diers, 402-467-7847.

Sincerely,


On behalf of
Ameritas Life Insurance Corp. Separate Account LLVA
      /s/ JoAnn M. Martin
---------------------------------------------------
Name:     JoAnn M. Martin
Title:    Chairman, President &
          Chief Executive Officer
          Ameritas Life Insurance Corp.


On behalf of
Ameritas Investment Corp.
      /s/ Salene M. Hitchcock-Gear
---------------------------------------------------
Name:     Salene M. Hitchcock-Gear
Title:    President and Chief
          Executive Officer
          Ameritas Investment Corp.